Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

8.     Inventories

(a)	This caption is made up as follows:

	2023	2022
	US$(000)	US$(000)

Finished goods, net	1,154	1,047
Products in process, net	18,506	20,124
Spare parts and supplies, net	56,867	67,174
	76,527	88,345

See related accounting policies in Note 2.4(d).

(b)	The provision for impairment of inventory had the following movements:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance	29,842	30,774	31,117
Continuing operations:
Finished and in progress goods, note 21(a) -
Provision	10,536	7,243	6,877
Reversal	(6,685)	(8,314)	(12,348)
	3,851	(1,071)	(5,471)
Spare parts and supplies, note 28(a) -
Provision	20,478	22,533	22,394
Reversal	(19,409)	(22,394)	(17,266)
	1,069	139	5,128
Final balance	34,762	29,842	30,774

In the opinion of Group’s management, the provision for impairment of inventory adequately covers the risk of obsolescence and the net realizable test as of the date of the consolidated statements of financial position.

Sociedad Minera Cerro Verde S.A.A.
Inventories
Inventories

5.    Inventories

This item is made up as follows:

	December 31, 2023	December 31, 2022
	US$(000)	US$(000)

Current
Materials and supplies (a)	449,168	411,656
Work-in-process (WIP) (b)	170,918	200,969
Finished goods:
Copper concentrate	16,059	23,012
Copper cathode	6,762	10,976
Molybdenum concentrate	600	3,598
	643,507	650,211
Non-current
Work-in-process WIP (b)	302,204	287,218

Total inventories	945,711	937,429
(a)

For the years ended December 31, 2023, 2022 and 2021 the Company recognized a net expense associated with materials and supplies obsolescence of US$12.5 million, US$4.1 and US$3.6 million respectively.

(b)

WIP inventories represent mill and leach stockpiles that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or non-current. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities. For the year ended December 31, 2023, the Company recorded metal inventory adjustments totaling US$1.5 million associated with the write-off of leach stockpiles. For the year ended December 31, 2022, the Company recorded metal inventory adjustments totaling US$7.7 million associated with the write-off of certain long-term mill and leach stockpiles.